Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000012098 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012098 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012098 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012098 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012098 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012098 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012098 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012098 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012098 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012098 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012098 | Information Technology
Holdings [Line Items]
Percent of Total Investments	42.30%
C000012098 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
C000012098 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.90%
C000012098 | Financials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012098 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012098 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012098 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012098 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012098 | Materials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012098 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012098 | Energy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012101 | MicroStrategy, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012101 | Arthur J Gallagher & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012101 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | DoorDash, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | Capital One Financial Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Fortinet, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | AutoZone, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | AppLovin Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Travelers Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Newmont Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.50%
C000012101 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012101 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012101 | Financials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000012101 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000012101 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012101 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012101 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012101 | Materials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012101 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012101 | Energy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012193 | MicroStrategy, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012193 | Arthur J Gallagher & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012193 | DoorDash, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012193 | Fortinet, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012193 | AutoZone, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012193 | AppLovin Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012193 | Roper Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012193 | Autodesk, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012193 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012193 | Hilton Worldwide Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012193 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.20%
C000012193 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000012193 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012193 | Financials
Holdings [Line Items]
Percent of Total Investments	13.10%
C000012193 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000012193 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012193 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012193 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012193 | Materials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012193 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012193 | Energy
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012197 | Duolingo, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012197 | SoFi Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Insmed, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Royal Gold, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Encompass Health Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | TKO Group Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Affirm Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Exelixis, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | ITT, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Penumbra, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000012197 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
C000012197 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012197 | Financials
Holdings [Line Items]
Percent of Total Investments	10.80%
C000012197 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.60%
C000012197 | Health Care
Holdings [Line Items]
Percent of Total Investments	18.00%
C000012197 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012197 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012197 | Materials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012197 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012197 | Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012198 | Tapestry, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012198 | Rivian Automotive, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Annaly Capital Management, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Pinnacle West Capital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Globe Life, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Essential Utilities, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | LKQ Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Assurant, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Molson Coors Beverage Co., B, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Talen Energy Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012198 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.00%
C000012198 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012198 | Financials
Holdings [Line Items]
Percent of Total Investments	27.10%
C000012198 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000012198 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012198 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012198 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012198 | Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012198 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012198 | Energy
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012079 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012079 | Welltower, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012079 | Equinix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012079 | Prologis, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012079 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012079 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012079 | Simon Property Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012079 | Realty Income Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012079 | Public Storage, , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012079 | VICI Properties, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012079 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	46.40%
C000012079 | Residential REITs
Holdings [Line Items]
Percent of Total Investments	19.20%
C000012079 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	13.90%
C000012079 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012079 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012079 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012079 | Office REITs
Holdings [Line Items]
Percent of Total Investments	1.20%